Goodwill and Other Intangibles - Other Intangibles (Parenthetical) (Detail) (USD $)	12 Months Ended			12 Months Ended
	Dec. 31, 2012		Dec. 31, 2013 Trade Names	Dec. 31, 2012 Phosphorous Flame Retardant Business Exit
Finite-Lived Intangible Assets [Line Items]
Acquisitions	$ 1,500,000	[1]
Intangible assets, reduction	44,137,000	[2]		44,100,000
Intangible assets, accumulated amortization, reduction	16,753,000	[2]		16,800,000
Indefinite-lived intangible asset, gross carrying amount			$ 10,300,000

[1]	The increase of $1.5 million in Patents and Technology relates to our acquisition of certain patents in 2012 related to catalysts useful in the production of fuel products from renewable feedstocks.
[2]	In 2012 we reduced intangible assets by $44.1 million and related accumulated amortization by $16.8 million in connection with our exit of the phosphorus flame retardants business. See Note 19 “Special Items.”